Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Total revenues	$ 2,446,877		$ 2,064,305		$ 1,793,557
Cost of services	1,668,892		1,369,438		1,189,341
Selling, general and administrative expenses	343,128		298,147		247,597
Merger and acquisition expenses	3,217		14,220		1,650
Total operating expenses	2,015,237		1,681,805		1,438,588
Operating income	431,640		382,500		354,969
Nonoperating expenses, net	(763)		(804)		(2,096)
Merger and acquisition expenses-bridge loan facility and financings	(37,948)		(29,220)
Income before income taxes and equity in income of equity investments	392,929		352,476		352,873
Income taxes (Note 15)	129,761		110,981		114,116
Income before equity in income of equity investments	263,168		241,495		238,757
Equity in income of equity investments, net of tax (Note 12)	17,583		13,047		10,171
Income from continuing operations, net of tax	280,751		254,542		248,928
Income from discontinued operations, net of tax	48,655		2,055		995
Net income	329,406		256,597		249,923
Net income attributable to noncontrolling interests	(6,534)		(11,847)		(5,643)
Net income	322,872		244,750		244,280
Basic earnings per share (EPS) attributable to TSYS common shareholders (Note 26)
Income from continuing operations to TSYS common shareholders	$ 1.48		$ 1.31		$ 1.31
Gain (loss) from discontinued operations to TSYS common shareholders	$ 0.26		$ (0.01)		$ (0.02)
Net income attributable to TSYS common shareholders	$ 1.73	[1]	$ 1.30	[1]	$ 1.30	[1]
Diluted EPS attributable to TSYS common shareholders (Note 26)
Income from continuing operations to TSYS common shareholders	$ 1.47		$ 1.30		$ 1.31
Gain (loss) from discontinued operations to TSYS common shareholders	$ 0.25		$ (0.01)		$ (0.02)
Net Income attributable to TSYS common shareholders	$ 1.72	[1]	$ 1.29	[1]	$ 1.29	[1]
Amounts attributable to TSYS common shareholders:
Income from continuing operations	275,216		246,893		247,149
Gain (loss) from discontinued operations	47,656		(2,143)		(2,869)
Net income	$ 322,872		$ 244,750		$ 244,280

[1]	EPS amounts may not total due to rounding